As filed with the Securities and Exchange Commission on July 9, 2008
                                    Investment Company Act File Number 811-3955




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:  April 30

Date of reporting period: April 30, 2008

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
NEW YORK
DAILY TAX FREE                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                (212) 830-5200
===============================================================================

Dear Shareholder:

We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended April 30, 2008.

As of April 30, 2008 the Fund had net assets of $400,366,335.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,


[GRAPHIC OMITTED]


Michael P. Lydon
President


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NEW YORK DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2008
(UNAUDITED)
===============================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


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
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===============================================================================


-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
           Class A Shares                 Value 11/1/07            4/30/08        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,010.40            $4.30              0.86%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,020.59            $4.32              0.86%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid    Annualized
           Class B Shares                 Value 11/1/07            4/30/08        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00             $1,011.40             $3.30              0.66%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00             $1,021.58             $3.32              0.66%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

                                        Beginning Account   Ending Account Value    Expenses Paid       Annualized
          Advantage Shares                Value 11/1/07            4/30/08        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00              $1,009.60            $5.10              1.02%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00              $1,019.79            $5.12              1.02%
  expenses)
-----------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 1, 2007 through April 30, 2008), multiplied by 182/366 (to reflect the most recent fiscal half-year).

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2008
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------
Tax Exempt Commercial Paper (2.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000  New York Metropolitan Transportation Authority
             LOC ABN AMRO Bank N. A.                                            08/12/08    3.05%  $  5,000,000       P-1      A-1+
  3,000,000  New York State Environmental Quality
             LOC Bayerische Landesbank / Landesbank Hessen                      07/03/08    1.85      3,000,000       P-1      A-1+
-----------                                                                                        ------------
  8,000,000  Total Tax Exempt Commercial Paper                                                        8,000,000
-----------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (c) (25.02%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Altmar-Parish-Williamstown CSD Oswego County, NY BAN               07/18/08    3.70%  $  3,001,845
  1,134,423  Bethlehem CSD Albany County, NY CSD BAN                            07/31/08    3.72      1,135,182
  7,000,000  Board of Cooperative Education Services Sole Supervisory District
             Counties of Cattaraugus, Allehany, Erie & Wyoming, NY RAN          06/30/08    2.95      7,003,394
  8,000,000  Clarence CSD Erie County, NY TAN - Series 2007                     06/26/08    3.71      8,003,480
  2,720,500  Clarence CSD Erie County, NY BAN - Series 2007                     07/24/08    3.71      2,722,270
 10,000,000  Commack Union Free School District Suffolk County, NY TAN          06/30/08    3.66     10,005,398
  5,500,000  Copiague Union Free School District Suffolk County, NY TAN         06/27/08    3.75      5,502,946
  4,500,000  East Ramapo CSD Rockland County, NY CSD RAN - Series 2007          06/19/08    3.70      4,501,741
  2,400,000  Eastchester Union Free School District Westchester County, NY BAN  07/11/08    3.71      2,402,421
 13,750,000  Elmira City School District Chemung County, NY BAN                 03/19/09    2.08     13,829,574
  2,850,000  Hornell City School District Steuben County, NY RAN - Series 2007  06/19/08    3.70      2,852,022
  5,000,000  Hudson Falls CSD Washington County, NY BAN - Series 2007           06/27/08    3.74      5,003,823
  1,983,647  Lakeland CSD of Shrub Oak Westchester County, NY BAN               12/19/08    2.25      1,992,924
  2,500,000  Livingston County, NY BAN                                          02/13/09    1.82      2,517,951
 10,000,000  Middle Country CSD Suffolk County, NY TAN                          06/30/08    3.63     10,005,885
  2,572,537  North Syracuse CSD Onondaga County, NY BAN - Series 2007           08/22/08    3.65      2.577,129
  2,500,000  Oneonta, NY CSD BAN                                                07/09/08    2.99      2,504,874
  1,600,000  Pawling, NY CSD BAN                                                12/12/08    3.00      1,607,150
  4,500,000  Pearl River Union Free School District Rockland County, NY         06/26/08    3.71      4,503,579
  1,490,000  Plainedge Union Free School District Nassau County, NY TAN         07/30/08    3.72      1,491,004
  6,000,000  Tompkins-Seneca-Tioga, NY (Board of Cooperative Educational
             Services Sole Supervisory District) RAN                            06/30/08    3.88      6,003,539
  1,018,719  Victor CSD Ontario, Monroe & Wayne Counties, NY  - Series 2007     06/15/08    3.65      1,019,266
-----------                                                                                        ------------
100,019,826  Total Tax Exempt General Obligation Notes & Bonds                                      100,187,397
-----------                                                                                        ------------

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The accompanying notes are an integral part of these financial statements.

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===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------

Variable Rate Demand Instruments (d) (72.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000  ABN AMRO MuniTops Certificates Trust - Series 2002-33 (Port Authority
             of New York and New Jersey Consolidated Bonds - 128th Series)
             Insured by FSA                                                     11/01/10    2.43%  $  7,670,000     VMIG-1
  6,000,000  BB & T Municipal Trust Floater Certificates - Series 1007
             LOC Branch Banking And Trust Company                               12/18/27    2.55      6,000,000     VMIG-1
  1,370,000  BB & T Municipal Trust Floater Certificates - Series 4000
             (Relating to Louisiana Public Facilities Authority Equipment and
             Capital Facilities Pooled Loan Program RB - Series 2003A)
             LOC Branch Banking And Trust Company                               07/01/18    2.53      1,370,000     VMIG-1
  5,000,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2006 A
             LOC KeyBank, N.A.                                                  07/01/17    2.35      5,000,000     VMIG-1
  5,000,000  Clinton County, NY IDA Civic Facility RB (Champlain Valley
             Physician's Hospital Medical Center Project) - Series 2007 A
             LOC KeyBank, N.A.                                                  07/01/42    2.40      5,000,000                A-1
  1,900,000  Dutchess County, NY IDA Civic Facility RB (Marist College
             Civic Facility Project) - Series 2005 A
             LOC Bank of New York Mellon                                        07/01/35    2.20      1,900,000                A-1+
 12,155,000  Eagle Tax-Exempt Trust - Series 963206
             (New York State Urban Development Corporation Project)
             Collateralized by U.S. Government Securities                       07/01/16    2.43     12,155,000                A-1+
  5,800,000  Eagle Tax - Exempt Trust - Series 20070157 Class A Certificates
             (New York City Municipal Water Finance Authority
             Water and Sewer System RB - Fiscal 2006 Series A)                  06/15/39    2.41      5,800,000                A-1
  2,050,000  Erie County, NY IDA (Hauptman-Woodward Project) - Series 2004
             LOC KeyBank, N.A.                                                  03/01/24    2.49      2,050,000       P-1      A-1
  2,890,000  Erie County, NY IDA Civic Facility RB
             (Aspire of Western New York,  Inc. Project) - Series 2008 (c)
             LOC KeyBank, N.A.                                                  01/01/18    2.49      2,890,000
  5,000,000  Floating Rate Trust Receipts - Series 2006-K1 (New York State
             Dormitory Authority, Columbia University RB - Series 2006A)        07/01/26    2.82      5,000,000     VMIG-1
    900,000  Forest City New Rochelle, NY RB Certificate Trust - Series 2003
             LOC Wachovia Bank, N.A.                                            06/01/11    2.50        900,000     VMIG-1

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The accompanying notes are an integral part of these financial statements.

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NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008
===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------

Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,665,000  Lehman Municipal Trust Receipts
             Floating Rate Trust Receipts - Series 2005 M-2
             (Dormitory Authority of the State of New York Hospital Insured
             Mortgage RB 2004 Series A)
             Insured by FSA                                                     02/15/13    5.45%  $  3,665,000     VMIG-1
  3,300,000  Lehman Municipal Trust Receipts Series 2007 Floating Rate
             Trust Receipts - Series P69W (New Hampshire State Housing
             Finance Authority Single Family Mortgage Acquistion RB)            07/01/39    3.18      3,300,000     VMIG-1
  3,575,000  Long Island Power Authority, NY Electric System
             Subordinated RB Subseries 2
             LOC State Street Bank & Trust Company/Westdeutsche Landesbank      05/01/33    2.70      3,575,000     VMIG-1     A-1+
  1,900,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-1
             LOC Fortis Bank                                                    11/01/35    2.20      1,900,000     VMIG-1     A-1+
 13,000,000  Metropolitan Transportation Authority, NY
             Transportation RB - Series 2005E-2
             LOC Fortis Bank                                                    11/01/35    2.35     13,000,000     VMIG-1     A-1+
  3,000,000  Monroe County, NY IDA Civic Facilities RB
             (Depaul Properties, Inc. Project) - Series 2006
             LOC KeyBank, N.A.                                                  06/01/26    2.35      3,000,000     VMIG-1
  2,000,000  Morgan Stanley Floating Rate Trust Certificates - Series 2006-1492
             (Dormitory Authority of the State of New York RB
             Cabrini of Westchester Project, Series 2006A)
             Collateralized by GNMA Securities                                  02/15/41    2.46      2,000,000                A-1
  5,095,000  Nassau County, NY IDA IDRB
             (The Jade Corporation Project) - Series 2007
             LOC Wilmington Trust Company                                       08/01/32    2.53      5,095,000     VMIG-1
  3,400,000  Newburgh, NY IDA Civil Facility RB (Community Development
             Properties Dubois St. II Inc. Project) - Series 2005A
             LOC KeyBank, N.A.                                                  10/01/30    2.45      3,400,000     VMIG-1
  1,000,000  New York City, NY Capital Resource Corporation RB
             (Loan Enhanced Assistance Program) - Sereis 2006A
             LOC Bank of America                                                01/01/26    2.39      1,000,000     VMIG-1
  1,400,000  New York City, NY GO - Fiscal 1994, Series A-5
             LOC KBC Bank                                                       08/01/15    2.29      1,400,000     VMIG-1     A-1+
    400,000  New York City, NY GO - Fiscal 1994, Series A-5
             LOC KBC Bank                                                       08/01/16    2.29        400,000     VMIG-1     A-1


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The accompanying notes are an integral part of these financial statements.

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


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,575,000  New York City, NY GO - Fiscal 1994, Series A-6
             LOC Landesbank Hessen - Thuringen Girozentrale                     08/01/19    2.70%  $  4,575,000     VMIG-1     A-1+
  8,770,000  New York City, NY GO - Fiscal 1994 Series A-9
             LOC JPMorgan Chase Bank, N.A.                                      08/01/18    2.65      8,770,000     VMIG-1     A-1+
  1,900,000  New York City, NY GO - Fiscal 1994, Series B-9
             LOC JPMorgan Chase Bank, N.A.                                      08/15/23    3.00      1,900,000     VMIG-1     A-1+
    700,000  New York City, NY GO - Fiscal 1995 , Series F-2
             LOC Depfa Bank PLC                                                 02/15/12    2.35        700,000     VMIG-1     A-1+
  4,000,000  New York City, NY GO - Fiscal 1995, Series F-3
             LOC Morgan Guaranty Trust Company                                  02/15/13    2.42      4,000,000     VMIG-1     A-1+
  5,650,000  New York City, NY GO - Fiscal 2003 Series C-5
             LOC Bank of New York Mellon                                        08/01/20    2.45      5,650,000     VMIG-1     A-1+
  6,060,000  New York City, NY GO - Fiscal 2004, Series A-3
             LOC BNP Paribas                                                    08/01/31    2.60      6,060,000     VMIG-1     A-1+
  1,770,000  New York City, NY GO - Fiscal 2004 Series A-6
             LOC Landesbank Baden - Wurttemberg                                 08/01/31    2.45      1,770,000     VMIG-1     A-1+
  2,505,000  New York City, NY GO - Fiscal 2004 Series H-2
             LOC Bank of New York Mellon                                        03/01/34    2.46      2,505,000     VMIG-1     A-1+
  1,075,000  New York City, NY GO - Fiscal 2006 Series E-3
             LOC Bank of America                                                08/01/34    2.37      1,075,000     VMIG-1     A-1+
  5,000,000  New York City, NY GO - Fiscal 2006 Series F-3
             LOC Royal Bank of Scotland PLC                                     09/01/35    2.20      5,000,000     VMIG-1     A-1+
    700,000  New York City, NY GO - Fiscal 2006 Series I-3                      04/01/36    2.53        700,000     VMIG-1     A-1+
  3,000,000  New York City, NY GO - Fiscal 2006 Series I-8
             LOC Bank of America                                                04/01/36    2.55      3,000,000     VMIG-1     A-1+
  2,400,000  New York City, NY HDC Multi-Family Mortgage RB
             (Manhattan Court Development) - 2004 Series A
             LOC Citibank, N.A.                                                 06/01/36    2.63      2,400,000                A-1+
  6,300,000  New York City, NY HDC Multi-Family Mortgage RB
             (Urban Horizons II-A) - 2005 Series A
             LOC Citibank, N.A.                                                 01/01/38    2.55      6,300,000                A-1+
  1,000,000  New York City, NY HDC Multi-Family Mortgage RB
             (West 48th Street Development) - 2001 Series A
             Guaranteed by Federal National Mortgage Association                01/15/34    2.52      1,000,000                A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------

Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000  New York City, NY HDC Multi-Family Rental Housing RB
             (90 West St) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                03/15/36    2.60%  $  4,000,000                A-1+
    980,000  New York City, NY IDA Civic Facility RB
             (Epiphany Community Nursery School Project) - Series 1997
             LOC Bank of New York Mellon                                        05/01/11    2.58        980,000     VMIG-1
  4,285,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2001
             LOC JPMorgan Chase Bank, N.A.                                      03/01/31    2.20      4,285,000                A-1+
  7,995,000  New York City, NY IDA Civic Facility RB
             (Jamaica First Parking, LLC Project) - Series 2004
             LOC JPMorgan Chase Bank, N.A.                                      03/01/34    2.20      7,995,000                A-1+
  3,865,000  New York City, NY IDA Civic Facility RB (The Convent of the
             Sacred Heart School of New York Project) - Series 2002
             LOC Wachovia Bank, N.A.                                            11/01/32    2.37      3,865,000     VMIG-1
  1,246,400  New York City, NY IDA IDRB (Abigal Press, Inc. Project)-Series 2002
             LOC JPMorgan Chase Bank, N.A.                                      12/01/18    3.50      1,246,400                A-1+
  8,300,000  New York City, NY IDA Liberty RB
             (FC Hanson Office Associates, LLC Project) - Series 2004
             LOC Lloyds PLC                                                     12/01/39    2.20      8,300,000     VMIG-1
  1,150,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 1, Subseries 1B    11/01/22    2.65      1,150,000     VMIG-1     A-1+
  2,250,000  New York City, NY Transitional Finance Authority
             New York City Recovery Bonds Fiscal 2003 Series 3, Subseries 3B    11/01/22    2.66      2,250,000     VMIG-1     A-1+
    490,000  New York City, NY Trust for Cultural Resources RB
             (The Museum of Broadcasting) - Series 1989
             LOC KBC Bank                                                       05/01/14    2.35        490,000     VMIG-1     A-1+
  4,900,000  New York State Dormitory Authority RB
             (Catholic Health System Obligated Group) - Series 2006C
             LOC HSBC Bank US                                                   07/01/22    2.38      4,900,000     VMIG-1
  5,000,000  New York Dormitory Authority RB (Cornell Univeristy)-Series 2008B  07/01/37    2.48      5,000,000     VMIG-1     A-1+
  6,700,000  New York State Dormitory Authority RB
             (St Luke's Roosevelt Hospital Center) - Series 2005
             Insured by FHA                                                     08/15/25    2.85      6,700,000                A-1


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The accompanying notes are an integral part of these financial statements.

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===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000  New York State Energy Research & Development Authority
             Electric Facilities RB
             (Long Island Lighting Company Project) - Series 1997A
             LOC Royal Bank of Scotland PLC                                     12/01/27    2.75%  $  1,000,000     VMIG-1
  1,850,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-2
             LOC Citibank, N.A.                                                 11/01/39    2.50      1,850,000     VMIG-1     A-1+
  1,500,000  New York State Energy Research & Development Authority
             Facilities RB (Consolidated Edison Company of New York, Inc.
             Project) - Series 2004 C-3
             LOC Citibank, N.A.                                                 11/01/39    2.75      1,500,000     VMIG-1     A-1+
  2,400,000  New York State Housing Finance Agency RB
             (101 West End Avenue Project) - Series 2000A
             Guaranteed by Federal National Mortgage Association                05/15/31    2.55      2,400,000     VMIG-1
  2,000,000  New York State Housing Finance Agency RB
             (125 West 31st Project) - Series 2005A
             Guaranteed by Federal National Mortgage Association                05/15/38    2.70      2,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (350 West 43rd Street Project) - Series 2004A
             LOC Landesbank Hessen -Thuringen Girozentrale                      11/01/34    2.52      5,000,000     VMIG-1
  7,800,000  New York State Housing Finance Agency RB
             (Archstone Westbury Apartments Project) - Series 2004A
             LOC Bank of America                                                11/01/36    2.75      7,800,000     VMIG-1
  3,900,000  New York State Housing Finance Agency RB
             (Capitol Green Apartments Housing) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                05/15/36    2.62      3,900,000     VMIG-1
  3,750,000  New York State Housing Finance Agency RB
             (Kew Gardens Hills Housing Project) - 2006 Series A
             Guaranteed by Federal National Mortgage Association                05/15/36    2.60      3,750,000     VMIG-1
  4,000,000  New York State Housing Finance Agency RB
             (Taconic West 17th Street Project) - 2006 Series A
             LOC Landesbank Baden - Wurttemberg                                 11/01/39    2.54      4,000,000     VMIG-1
  5,000,000  New York State Housing Finance Agency RB
             (The Victory Housing Project) - 2001 Series A
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/33    2.70      5,000,000     VMIG-1

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008
===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 7,700,000  New York State Housing Finance Agency Service Contract RB
             - Series 2003B
             LOC BNP Paribas                                                    03/15/26    2.60%  $  7,700,000                A-1+
  5,100,000  New York State Local Government Assistance Corporation
             - Series 1995D
             LOC Societe Generale                                               04/01/25    2.35      5,100,000     VMIG-1     A-1+
  7,495,000  New York State Local Government Assistance Corporation
             - Series 1995F
             LOC Societe Generale                                               04/01/25    2.45      7,495,000     VMIG-1     A-1+
  1,240,000  Onondaga County, NY IDA Civic Facility RB
             (YMCA of Greater Syracuse, Inc. Project) - Series 2003A
             LOC Citizens Bank, N.A.                                            11/01/25    2.49      1,240,000       P-1      A-1+
  3,730,000  Onondaga County, NY IDA Civic Facility RB
             (Ononadaga Community College Housing Development
             Corporation Project) - Series 2005A
             LOC Citizens Bank, N.A.                                            12/01/30    2.39      3,730,000                A-1+
  3,375,000  Ostego County, NY IDA Civic Facility RB
             (Templeton Foundation Project) - Series 2007A (c)
             LOC Key Bank, N.A                                                  06/01/27    2.49      3,375,000
  3,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center for
             Performing Arts, Inc Project) - Series 2002
             LOC Northern Trust Company                                         07/01/32    2.50      3,500,000     VMIG-1
  1,900,000  St. Lawrence County, NY IDA Civic Facility Revenue Refunding RB
             (Claxton-Hepburn Medical Center Project) - Series 2006
             LOC KeyBank, N.A.                                                  12/01/31    2.45      1,900,000     VMIG-1     A-1
  4,000,000  Suffolk County, NY IDA Civic Facility RB Series 2006
             (St. Anthony's High School Civic Facility)
             LOC KBC Bank                                                       12/01/36    2.42      4,000,000                A-1+
  2,200,000  TOCs -Series 2000-1 (Puerto Rico Infrastructure Financing Authority
             Special Obligation Bonds 2000) - Series A
             Collateralized by State & Local Government Securities              04/01/27    2.41      2,200,000                A-1+
  3,000,000  TOCs - Series 2001-2 (Puerto Rico Public Improvement
             GO Bonds of 2001)
             Insured by FSA                                                     07/01/19    2.44      3,000,000                A-1+
  1,500,000  Town of Riverhead, NY IDA RB
             (Altaire Pharmaceuticals, Inc. Facility) - Series 1998 (c)
             LOC Bank of New York Mellon                                        10/01/13    2.65      1,500,000



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================



                                                                                                                     Ratings (a)
                                                                                                                   ----------------
   Face                                                                         Maturity   Current      Value              Standard
  Amount                                                                          Date    Coupon (b)  (Note 1)     Moody's & Poor's
---------                                                                         ----    ----------  --------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,700,000  Triborough Bridge & Tunnel Authority, NY Subordinate Revenue
             Refunding Bonds (MTA Bridges & Tunnels) - Series 2000AB
             Insured by FSA                                                     01/01/19    2.60%  $  4,700,000     VMIG-1     A-1
-----------                                                                                        ------------
291,676,400  Total Variable Rate Demand Instruments                                                 291,676,400
-----------                                                                                        ------------
Variable Rate Demand Instrument - Private Placement (d) (0.75%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
             LOC Union Bank of Switzerland AG                                   09/01/21    3.41%  $  3,000,000       P-1      A-1+
-----------                                                                                        ------------
  3,000,000  Total Variable Rate Demand Instrument - Private Placement                                3,000,000
-----------                                                                                        ------------
             Total Investments (100.62%) (Amortized cost $402,863,797+)                            $402,863,797
             Liabilities in excess of cash and other assets (-0.62%)                                 (2,497,462)
                                                                                                   ------------
             Net Assets (100.00%)                                                                  $400,366,335
                                                                                                   ============
         +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2008
===============================================================================


   KEY:
   BAN       =   Bond Anticipation Note                           IDA       =    Industrial Development Agency
   CSD       =   Central School District                          IDRB      =    Industrial Development Revenue Bond
   FHA       =   Federal Housing Administration                   LOC       =    Letter of Credit
   FSA       =   Financial Security Assurance                     RAN       =    Revenue Anticipation Note
   GNMA      =   Government National Mortgage Association         RB        =    Revenue Bond
   GO        =   General Obligation                               TAN       =    Tax Anticipation Notes
   HDC       =   Housing Development Corporation                  TOCs      =    Tender Option Certificates


   Breakdown of Portfolio Holdings by State:

   -------------------------------------------------------------------------
             State                    Value             % of Portfolio
   -------------------------------------------------------------------------
     Florida                         $3,500,000               0.87%
     Louisiana                        1,370,000               0.34
     New Hampshire                    3,300,000               0.82
     New York                       383,493,797              95.19
     Puerto Rico                      5,200,000               1.29
     Multiple-State securities        6,000,000               1.49
   -------------------------------------------------------------------------
     Total                         $402,863,797             100.00%
   -------------------------------------------------------------------------


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008
===============================================================================


ASSETS
   Investments in securities, at amortized cost (Note 1)................................      $   402,863,797
   Due from Transfer Agent..............................................................              586,643
   Accrued interest receivable..........................................................            3,304,916
   Prepaid expenses.....................................................................               13,595
                                                                                              ---------------
         Total assets...................................................................          406,768,951
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*...............................................................              211,587
   Due to Custodian.....................................................................            5,837,135
   Accrued expenses.....................................................................              156,161
   Dividends payable....................................................................              196,584
   Other payable........................................................................                1,149
                                                                                              ---------------
         Total liabilities..............................................................            6,402,616
                                                                                              ---------------
   Net assets...........................................................................      $   400,366,335
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 4)..............................      $   400,372,663
   Accumulated net realized loss........................................................               (6,328)
                                                                                              ---------------
   Net assets...........................................................................      $   400,366,335
                                                                                              ===============


Net asset value, per share (Note 4):
Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $273,457,567            273,463,043                 $1.00
Class B Shares..............................        $15,849,501             15,849,818                 $1.00
Advantage Shares............................       $111,059,267            111,061,491                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2008
===============================================================================


INVESTMENT INCOME

Income:
   Interest..................................................................   $      12,776,401
                                                                                -----------------
Expenses: (Note 2)

   Investment management fee.................................................           1,153,453

   Administration fee........................................................             807,417

   Distribution fee (Advantage Shares).......................................             408,849

   Shareholder servicing fee (Class A).......................................             427,951

   Shareholder servicing fee (Victory Shares)................................             109,479

   Shareholder servicing fee (Advantage Shares)..............................             227,138

   Custodian expenses........................................................              19,555

   Shareholder servicing and related shareholder expenses+...................             213,079

   Legal, compliance and filing fees.........................................             101,801

   Audit and accounting......................................................             121,023

   Directors' fees and expenses..............................................              45,038

   Other expenses............................................................              14,729
                                                                                -----------------
       Total expenses........................................................           3,649,512

       Less:  Expenses paid indirectly ......................................              (5,162)

              Fees Waived ...................................................            (256,908)
                                                                                -----------------
   Net expenses .............................................................           3,387,442
                                                                                -----------------
Net investment income........................................................           9,388,959


REALIZED GAIN (LOSS) ON INVESTMENTS


Net realized gain on investments.............................................               1,281
                                                                                -----------------
Increase in net assets from operations.......................................   $       9,390,240
                                                                                =================


+ Includes class specific transfer agency expenses of $117,722, $12,763 and $27,335 for Class A, Class B and Victory Shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2008 AND 2007
===============================================================================


                                                                           2008                    2007
INCREASE (DECREASE) IN NET ASSETS                                    ----------------       ----------------
Operations:
    Net investment income.........................................   $      9,388,959       $     11,535,996
    Net realized gain (loss) on investments.......................              1,281                  4,432
                                                                     ----------------       ----------------
    Increase in net assets from operations........................          9,390,240             11,540,428

Dividends to shareholders from net investment income*:
    Class A.......................................................         (5,227,876)            (7,502,067)
    Class B.......................................................           (698,412)              (960,061)
    Victory Shares................................................         (1,411,155)            (1,313,346)
    Advantage Shares..............................................         (2,051,516)            (1,760,522)
                                                                     ----------------       ----------------
      Total dividends to shareholders.............................         (9,388,959)           (11,535,996)

Capital share transactions (Note 4):
    Class A.......................................................         54,607,659            (66,400,934)
    Class B.......................................................        (16,748,346)              (732,412)
    Victory Shares................................................        (60,515,130)            21,001,609
    Advantage Shares..............................................         38,641,078              5,737,883
                                                                     ----------------       ----------------
      Total capital share transactions............................         15,985,261            (40,393,854)
                                                                     ----------------       ----------------
        Total increase (decrease).................................         15,986,542            (40,389,422)
Net assets:
    Beginning of year.............................................        384,379,793            424,769,215
                                                                     ----------------       ----------------
    End of year...................................................   $    400,366,335       $    384,379,793
                                                                     ================       ================
Undistributed net investment income...............................   $       -0-            $       -0-
                                                                     ================       ================


*   Designated as exempt-interest dividends for federal income tax purposes.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================


1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund had four classes of stock authorized, Class A, Class B, Victory and Advantage New York Tax Exempt Liquidity Fund Shares ("Advantage Shares"). The Victory shares were liquidated on April 1, 2008. The Class A, Victory and Advantage Shares are subject to a service fee pursuant to the Fund's Shareholder Servicing Agreement. The Advantage Shares are also subject to an additional distribution fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments will be calculated based on the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -

     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

1. Summary of Accounting Policies (continued)

    e) Representations and Indemnifications -

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

    f) General -

Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to an annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Victory and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and Victory Shares and a service fee of 0.25% with respect to the Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees of the Advantage Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended April 30, 2008 the Distributor voluntarily waived the following fees:

Distribution fees - Advantage Shares                          $  249,297
Shareholder servicing fees - Advantage Shares                      7,611
                                                              ----------
    Total fees waived                                         $  256,908
                                                              ==========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $7,000 per annum, plus a fee of $1,375 per Board of Directors meeting attended.

For the year ended April 30, 2008, certain Directors and Officers had investments representing less than 0.01% of the Fund which are considered immaterial.

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang Services, Inc. and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B and Victory shares of the Fund. For the year ended April 30, 2008 these fees amounted to:

                                                   Amount                %
                                                 ---------             -----
 Class A shares.............................     $ 107,016             0.05%
 Class B Shares.............................        12,437             0.05%
 Victory Shares.............................        27,335             0.05%
                                                 ---------
 Total Transfer Agency Fees.................     $ 146,788
                                                 =========

3. Compensating Balance Agreement

The Manager and the Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the Fund, which allows the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed on the end of day balances. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On April 30, 2008, the Fund was overdrawn by $5,837,135.

For the year ended April 30, 2008, the breakdown of expenses paid indirectly by the Fund were as follows:

     Custodian expenses...................................   $    5,162
                                                             ==========
4. Capital Stock

At April 30, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                   Year  Ended                         Year Ended
                                                 April 30, 2008                      April 30, 2007
                                                 --------------                      --------------
Class A
--------
Sold......................................         1,084,289,751                      1,460,063,703
Issued on reinvestment of dividends.......             4,402,508                          5,221,475
Redeemed..................................        (1,034,084,600)                    (1,531,686,112)
                                                  --------------                     --------------
Net increase (decrease)...................            54,607,659                        (66,400,934)
                                                  ==============                     ==============
Class B
-------
Sold......................................            81,610,499                        152,017,566
Issued on reinvestment of dividends.......               727,401                            956,167
Redeemed..................................           (99,086,246)                      (153,706,145)
                                                  --------------                     --------------
Net increase (decrease)...................           (16,748,346)                          (732,412)
                                                  ==============                     ==============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


4. Capital Stock (continued)
                                                   Year Ended                          Year Ended
                                                 April 30, 2008                      April 30, 2007
                                                 --------------                      --------------
Victory Shares
--------------
Sold......................................            95,967,144                         78,711,451
Issued on reinvestment of dividends.......             1,410,959                          1,313,682
Redeemed..................................          (157,893,233)                       (59,023,524)
                                                 ---------------                     --------------
Net increase (decrease)...................           (60,515,130)                        21,001,609
                                                 ===============                     ==============
Advantage Shares
----------------
Sold......................................           234,751,597                        173,247,949
Issued on reinvestment of dividends.......             2,046,062                          1,746,111
Redeemed..................................          (198,156,581)                      (169,256,177)
                                                 ---------------                     --------------
Net increase (decrease)...................            38,641,078                          5,737,883
                                                 ===============                     ==============
5. Tax Information


The tax character of distributions paid during the years ended April 30, 2008 and 2007 were as follows:

                                                              2008                 2007
                                                          ------------        ------------
     Tax-exempt income...............................     $  9,388,959        $ 11,535,996


At April 30, 2008, the Fund had unused capital loss carry forwards of $2,302 available for Federal Income Tax purposes to be applied against future gains, if any. If not applied against future gains, $2,302 will expire in 2014.

During the year ended April 30, 2008, the Fund utilized $5,307 of its carried forward capital losses.

At April 30, 2008, as permitted under federal income tax regulations, the Fund elected to defer $4,026 of post-October net capital losses. At April 30, 2008, the Fund had no ordinary distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions and open tax years upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 69% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.


8. Financial Highlights

                                                                                   Year Ended April 30,
                                                                 --------------------------------------------------------------
Class A Shares
----------------                                                    2008         2007         2006          2005         2004
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.025         0.027        0.019         0.007        0.002
      Net realized and unrealized gain (loss) on investments...     0.000          --          0.000          --           --
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.025         0.027        0.019         0.007        0.002
Less distributions from:
      Dividends from net investment income.....................    (0.025)       (0.027)      (0.019)       (0.007)      (0.002)
      Net realized gain (loss) on investments..................      --            --         (0.000)         --           --
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.025)       (0.027)      (0.019)       (0.007)      (0.002)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.50%         2.73%        1.93%         0.70%        0.21%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $273,458      $218,850     $285,247      $283,134     $296,871
Ratios to average net assets:
      Expenses (a).............................................     0.86%         0.87%        0.86%         0.86%        0.83%
      Net investment income....................................     2.44%         2.69%        1.91%         0.70%        0.21%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%

(a)   Includes expenses paid indirectly


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
-------------------------------------------------------------------------------



===============================================================================


8. Financial Highlights (continued)

                                                                                  Year Ended April 30,
                                                                 --------------------------------------------------------------
Class B Shares
----------------                                                    2008         2007         2006          2005         2004
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.027         0.029        0.021         0.009        0.004
      Net realized and unrealized gain (loss) on investments...     0.000          --          0.000          --           --
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.027         0.029        0.021         0.009        0.004
Less distributions from:
      Dividends from net investment income.....................    (0.027)       (0.029)      (0.021)       (0.009)      (0.004)
      Net realized gain (loss) on investments..................      --            --         (0.000)         --           --
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.027)       (0.029)      (0.021)       (0.009)      (0.004)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.71%         2.93%        2.14%         0.90%        0.41%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $ 15,849      $ 32,597     $ 33,330      $ 39,831     $ 51,411
Ratios to average net assets:
      Expenses (a).............................................     0.65%         0.68%        0.67%         0.66%        0.63%
      Net investment income....................................     2.80%         2.90%        2.14%         0.88%        0.40%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%


(a)           Includes expenses paid indirectly


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
-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


8. Financial Highlights (continued)


                                                                                   Year Ended April 30,
                                                                 --------------------------------------------------------------
Advantage Shares
-----------------                                                  2008         2007         2006          2005         2004
                                                                 ---------     --------     -------       -------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 --------      --------     --------      --------     --------
Income from investment operations:
      Net investment income....................................     0.023         0.025        0.018         0.006        0.001
      Net realized and unrealized gain (loss) on investments...     0.000          --          0.000          --           --
                                                                 --------      --------     --------      --------     --------
      Total from investment operations.........................     0.023         0.025        0.018         0.006        0.001
Less distributions from:
      Dividends from net investment income.....................    (0.023)       (0.025)      (0.018)       (0.006)      (0.001)
      Net realized gain (loss) on investments..................      --            --         (0.000)         --           --
                                                                 --------      --------     --------      --------     --------
      Total distributions......................................    (0.023)       (0.025)      (0.018)       (0.006)      (0.001)
                                                                 --------      --------     --------      --------     --------
Net asset value, end of year...................................  $  1.00       $  1.00      $  1.00       $  1.00      $  1.00
                                                                 ========      ========     ========      ========     ========
Total Return...................................................     2.34%         2.58%        1.79%         0.61%        0.15%
Ratios/Supplemental Data
Net assets, end of year (000's)................................  $111,059      $ 72,419     $ 66,680      $ 71,563     $ 36,685
Ratios to average net assets:
      Expenses (a).............................................     1.02%         1.02%        1.01%         0.95%        0.89%
      Net investment income....................................     2.26%         2.55%        1.77%         0.63%        0.14%
      Expenses paid indirectly.................................     0.00%         0.00%        0.00%         0.00%        0.00%
      Distribution and Shareholder servicing fees waived.......     0.28%         0.30%        0.31%         0.36%        0.39%


(a)           Includes expenses paid indirectly

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================






To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
June 25, 2008

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The tax character of all distributions paid during the years ended April 30, 2008 and 2007 were tax-exempt income.





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

New York Daily Tax Free Income Fund, Inc.

On March 4, 2008, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

1)   The nature, extent and quality of services provided by the Manager.

The Board reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Board noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Board evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent directors. The Board concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Board reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that
(i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Board; and (iv) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Board also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)   The performance of the Fund and the Manager.

The Board reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-month, one-, three-, five- and ten-year periods ended December 31, 2007. The peer group categories included: (i) an asset-based peer group of New York tax-exempt money market funds, as classified by Lipper ("performance group 1"); (ii) a competitors class peer group, representing other New York tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("performance group 2"); and (iii) a peer group of all retail and institutional New York tax-exempt money market funds in the Lipper universe regardless of asset size or primary channel of distribution ("performance universe"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise: (i) other funds with a similar investment policy to the Fund's; or
(ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Board used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Board considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies,

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

2)  The performance of the Fund and the Manager., continued

limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the 1st quintile for the one-month and one-year periods, 3rd quintile for the three-year and five-year periods, and the 2nd quintile for the ten-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Board considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Board took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Board concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Board compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Board also considered comparative total fund expenses of the Class A shares of the Fund and the Peer Groups. The Board used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Board also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable, but at the higher end of the comparison range, when compared to the Peer Groups. The Board also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Board also noted that the Manager did not advise or sub-advise any other
registered   investment   companies  or  other  types  of   accounts,   such  as
institutional or pension accounts, with a similar investment policies to the Fund. The Board concluded that the level of the management fee was reasonable in light of these factors.

The Board also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Board reviewed profitability data that was distributed at the meeting relating to the Manager and its affiliates for the year ended December 31, 2006. The Board considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability  reports,  the  Board  and the  Manager  discussed  the  Manager's associated costs and the impact of such costs on the Manager's net profitability. The Board concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Boards consideration of' economies of scale, the Board discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Board also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Board also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)   Other Factors.

In addition to the above factors, the Board acknowledged the importance of the ability of the Manager's affiliate, the Distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Board, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Board deemed relevant. The Board based their decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                           Directors and Officers Information
                                                   April 30, 2008(1)
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------

---------------------  Position(s)    Term of Office    Principal Occupation(s)          Number of          Other
  Name, Address(2),     Held with     and Length of           During Past              Portfolios in    Directorships
       and Age             Fund       Time Served(3)            5 Years                Fund Complex        held by
                                                                                        Overseen by        Director
                                                                                         Director
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
------------------------------------ --------------- ------------------------------- ----------------- -----------------
Disinterested Directors:
------------------------------------ --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Edward A. Kuczmarksi,    Director         1984       Certified Public Accountant     Director/Trustee  Trustee of the
Age 58                                               and Partner of Hays & Company   of eleven         Empire Builder
                                                     LLP since 1980.                 portfolios        Tax Free Bond
                                                                                                       Fund and
                                                                                                       Director of ISI
                                                                                                       Funds.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
Caroline E. Newell,      Director         1984       Director of the Park Avenue     Director of one   Trustee of the
Age 67                                               Church Day School since         portfolio         Empire Builder
                                                     2001.  Director of Le Chateau                     Tax Free Bond
                                                     des Enfants and the American                      Fund
                                                     School in Switzerland, both
                                                     since 1990.
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------
John P. Steines,         Director         1984       Professor of Law, New York      Director of one   Trustee of the
Age 59                                               University School of Law        portfolio         Empire Builder
                                                     since 1980.                                       Tax Free Bond
                                                                                                       Fund
---------------------- ------------- --------------- ------------------------------- ----------------- -----------------


-------------------------------------------------------------------------------



===============================================================================


                                           Directors and Officers Information
                                             April 30, 2008(1) (continued)
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------

-----------------  Position(s) Term of Office           Principal Occupation(s)                Number of        Other
Name, Address(2),   Held with   and Length of                 During Past                    Portfolios in   Directorships
     and Age          Fund     Time Served(3)                   5 Years                       Fund Complex     held by
                                                                                              Overseen by      Director
                                                                                                Director
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
------------------------------ -------------- --------------------------------------------- ---------------- ------------
Interested
Directors/Officers:
------------------------------ -------------- --------------------------------------------- ---------------- ------------
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
Steven W. Duff,    Director(4)  Since 1994    President and Chief Executive Officer of      Director/Trustee    None
Age 54                                        Reich & Tang Asset Management, LLC ("RTAM,    of ten
                   President     1994-2007    LLC"), a registered Investment Advisor and    portfolios
                                              Chief Investment Officer of the Mutual
                                              Funds Division of RTAM, LLC.  Associated
                                              with RTAM, LLC since 1994.  Mr. Duff is
                                              also Director/Trustee of six other funds in
                                              the Reich & Tang Fund Complex. Prior to
                                              December 2007 Mr. Duff was President of the
                                              Fund and President of nine other funds in
                                              the Reich & Tang Fund Complex, Principal
                                              Executive Officer of Delafield Fund, Inc.,
                                              and President and Chief Executive Officer
                                              of Tax Exempt Proceeds Fund, Inc. Mr. Duff
                                              also serves as a Director of Reich & Tang
                                              Services, Inc. and Director, Chief
                                              Executive Officer and President of Reich &
                                              Tang Distributors, Inc.
------------------ ----------- -------------- --------------------------------------------- ---------------- ------------
------------------- ---------- -------------- --------------------------------------------- ---------------- ------------
Michael P. Lydon,   President   Since 2007    Executive Vice President of RTAM, LLC and     Director/Trustee     N/A
Age 44                                        President and Chief Executive Officer of      of nine
                                              the Mutual Funds division of RTAM, LLC.       portfolios
                    Vice         2005-2007    Associated with RTAM, LLC since January
                    President                 2005.  Mr. Lydon was Vice President at
                                              Automatic Data Processing from July 2000 to
                                              December 2004.  Mr. Lydon is President and
                                              Director/Trustee of five funds in the Reich
                                              & Tang Fund Complex, Principal Executive
                                              Officer of Delafield Fund, Inc., President
                                              and Chief Executive Officer of Tax Exempt
                                              Proceeds Fund, Inc. and Director of Pax
                                              World Money Market Fund, Inc.  Prior to
                                              December 2007, Mr. Lydon was Vice President
                                              of twelve Funds in the Reich & Tang Fund
                                              Complex.  Mr. Lydon also serves as
                                              President, Chief Executive Officer and
                                              Director of Reich & Tang Services, Inc. and
                                              Executive Vice President, Chief Operations
                                              Officer and Director of Reich & Tang
                                              Distributors, Inc.
------------------- ---------- -------------- --------------------------------------------- ---------------- ------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                           Directors and Officers Information
                                             April 30, 2008(1) (continued)



------------------ ------------ ------------ ------------------------------------------------ ------------- -------------

-----------------  Position(s)     Term of               Principal Occupation(s)                Number of       Other
Name, Address(2),   Held with      Office                      During Past                    Portfolios in Directorships
     and Age           Fund     and Length of                    5 Years                       Fund Complex    held by
                                    Time                                                       Overseen by     Director
                                  Served(3)                                                      Director
------------------ ------------ ------------ ------------------------------------------------ ------------- -------------
------------------------------- ------------ ------------------------------------------------ ------------- -------------

Interested Directors/Officers:
------------------------------- ------------ ------------------------------------------------ ------------- -------------
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Christopher        Chief        Since 2007    Vice President, Chief Compliance Officer, AML        N/A           N/A
Brancazio,         Compliance                 Officer and Secretary of RTAM, LLC since
Age 42             Officer                    September 2007. Mr. Brancazio is also Chief
                   and AML                    Compliance Officer and AML Officer of eight
                   Officer                    other funds in the Reich & Tang Fund Complex.
                                              From February 2007 to August 2007, Mr. Brancazio
                                              was a Compliance Officer at Bank of New York
                                              Asset Management.From March 2002 to February
                                              2007 Mr. Brancazio served as Vice President,
                                              Chief Compliance Officer, and AML Officer of
                                              Trainer Wortham & o. Inc., and the Trainer
                                              Wortham Mutual Funds.Mr. Brancazio also serves
                                              as Vice President, Chief Compliance Officer, AML
                                              Officer and Secretary of Reich & Tang
                                              Services, Inc. and Reich & Tang Distributors,
                                              Inc.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Richard De         Vice         Since 2005   Executive Vice President and Chief Operating          N/A           N/A
Sanctis,           President                 Officer and of RTAM, LLC and Reich & Tang
Age 51                            1992 to    Services, Inc.  Associated with RTAM, LLC since
                   Treasurer       2004      1990.  Mr. De Sanctis is Vice President of
                   and                       eight other funds in the Reich & Tang Fund
                   Assistant                 Complex, and serves as Executive Vice President
                   Secretary                 and Chief Financial Officer of Reich & Tang
                                             Distributors, Inc.  Prior to December 2004, Mr.
                                             De Sanctis was Treasurer and Assistant
                                             Secretary of eleven funds in the Reich & Tang
                                             Fund Complex and Vice President, Treasurer and
                                             Assistant Secretary of Cortland Trust, Inc.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------
Joseph Jerkovich,  Vice         Since 2008   Senior Vice President and Chief Financial             N/A           N/A
Age 40             President                 Officer of RTAM, LLC and of Reich & Tang
                                             Services, Inc.  Associated with RTAM, LLC since
                                             September 2004. Mr. Jerkovich was Vice
                                             President and Chief Investment Officer at
                                             Winklevoss Consulting from May 2002 - July 2004.
                                             Mr. Jerkovich is Vice President of eight other
                                             funds in the Reich & Tang Fund Complex and is
                                             also Senior Vice President and Controller of
                                             Reich & Tang Distributors, Inc.
------------------ ------------ ------------ ------------------------------------------------ -------------- ------------

-------------------------------------------------------------------------------


                                           Directors and Officers Information
                                             April 30, 2008(1) (continued)
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
-----------------
                   Position(s)   Term of               Principal Occupation(s)                 Number of        Other
 Name, Address(2),  Held with    Office                      During Past                     Portfolios in  Directorships
      and Age         Fund    and Length of                    5 Years                       Fund Complex      held by
                                  Time                                                        Overseen by      Director
                                Served(3)                                                      Director
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
----------------------------- ------------- ---------------------------------------------- ---------------- -------------
Interested
Directors/Officers:
----------------------------- ------------- ---------------------------------------------- ---------------- -------------
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
Christine Manna,   Secretary   Since 2007   Vice President and Assistant Secretary of            N/A            N/A
Age 38                                      RTAM, LLC. Ms. Manna is also Secretary of
                                            eight other funds in the Reich & Tang Complex.
                                            Ms. Manna has been associated with RTAM, LLC
                                            and its predecessors since June 1995. Ms.
                                            Manna is also a Vice President and Assistant
                                            Secretary of Reich & Tang Services, Inc. and
                                            Reich & Tang Distributors, Inc.
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
Anthony Pace,      Treasurer                Vice President of RTAM, LLC since September          N/A            N/A
Age 41             and                      2004.  Mr. Pace was a Director of a Client
                   Assistant                Service Group at GlobeOp Financial Services,
                   Secretary   Since 2004   Inc. from May 2002 to August 2004 and
                                            Controller/Director of Mutual Fund
                                            Administration for Smith Barney Funds
                                            Management LLC and Salomon Brothers Asset
                                            Management Inc. from 1998 to May 2002.  Mr.
                                            Pace is also Treasurer and Assistant
                                            Secretary of eleven other funds in the Reich
                                            & Tang Fund Complex.
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------
Robert Rickard,    Vice        Since 2007   Senior Vice President of RTAM, LLC.                  N/A            N/A
Age 39             President                Associated with RTAM, LLC since December
                                            1991. Mr. Rickard is also Vice President of
                                            eight other funds in the Reich & Tang Fund
                                            Complex. Mr. Rickard is also Senior Vice
                                            President of Reich & Tang Distributors, Inc.
------------------ ---------- ------------- ---------------------------------------------- ---------------- -------------


(1) The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment adviser.

-------------------------------------------------------------------------------

-------------------------------------------------------
This report is submitted  for the general  information             NEW YORK
of the  shareholders of the Fund. It is not authorized             DAILY
for distribution to prospective  investors in the Fund             TAX FREE
unless   preceded  or   accompanied  by  an  effective             INCOME
prospectus,  which includes information  regarding the             FUND, INC.
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------





New York Daily Tax Free Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020

Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020

Custodian
    The Bank of New York Mellon
    2 Hanson Place, 7th Floor
    Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services, Inc.                         Annual Report
    600 Fifth Avenue                                    April 30, 2008
    New York, New York 10020

Distributor
    Reich & Tang Distributor, Inc.
    600 Fifth Avenue
    New York, New York 10020



NY 04/08A

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 04/30/2008            FYE 04/30/2007

4(a)     Audit Fees                 $ 33,500                  $ 31,500
4(b)     Audit Related Fees         $      0                  $      0
4(c)     Tax Fees                   $  4,000                  $  3,600
4(d)     All Other Fees             $      0                  $      0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2008. $3,600 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended April 30, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NEW YORK DAILY TAX FREE INCOME FUND, INC.

By (Signature and Title)* /s/Christine Manna
                             Christine Manna, Secretary

Date: July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Michael P. Lydon
                             Michael P. Lydon, President
Date: July 9, 2008

By (Signature and Title)* /s/Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: July 9, 2008

* Print the name and title of each signing officer under his or her signature.